OTHER FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other financial assets and liabilities [Abstract]
Schedule of Other Financial Assets and Liabilities
	Exchange	2 0 1 7	2 0 1 6	2 0 1 7
	rate	NIS		US Dollars
Derivatives designated as hedges:
Forward contracts in US Dollars	3.845-3.855	-	(12)	-